DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Revenue Concentration (Details)	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 HKD	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Significant Concentrations and Risks
Net revenue	$ 68,628,794	¥ 472,385,716	¥ 417,139,969	¥ 350,157,824
Accounts receivable, net			50,552,034			$ 8,159,178	¥ 56,161,255
PRC | Maximum
Significant Concentrations and Risks
Amount insured by government authority							500,000
HKSAR | Maximum
Significant Concentrations and Risks
Amount insured by government authority | HKD					HKD 500,000
Net revenues | Customer concentration risk | Chinese government controlled entities
Significant Concentrations and Risks
Service fees		¥ 329,600,000	¥ 301,500,000	¥ 246,200,000
Percentage of concentration of risk	69.80%	69.80%	72.30%	70.30%
Net revenues | Customer concentration risk | The Chinese Institute of Certified Public Accountants
Significant Concentrations and Risks
Net revenue		¥ 90,455,936	¥ 76,485,306	¥ 64,944,327
Percentage of concentration of risk	19.10%	19.10%	18.30%	18.50%
Net revenues | Customer concentration risk | Asset Management Association of China
Significant Concentrations and Risks
Net revenue		¥ 87,661,832	¥ 23,183,787
Percentage of concentration of risk	18.60%	18.60%	5.60%
Net revenues | Customer concentration risk | China Banking Association
Significant Concentrations and Risks
Net revenue		¥ 55,521,062	¥ 61,190,087	¥ 64,169,577
Percentage of concentration of risk	11.80%	11.80%	14.70%	18.30%
Net revenues | Customer concentration risk | Securities Association of China
Significant Concentrations and Risks
Net revenue			¥ 67,045,689	¥ 66,847,350
Percentage of concentration of risk			16.10%	19.10%
Accounts receivable | Credit concentration risk, customers or financial institutions | The Chinese Institute of Certified Public Accountants
Significant Concentrations and Risks
Percentage of concentration of risk	0.80%	0.80%	12.00%
Accounts receivable, net			¥ 6,069,096				450,712
Accounts receivable | Credit concentration risk, customers or financial institutions | Asset Management Association of China
Significant Concentrations and Risks
Percentage of concentration of risk	19.30%	19.30%	26.20%
Accounts receivable, net			¥ 13,243,230				10,836,559
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances			247,667,737				252,448,413
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | PRC
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances			236,843,844				251,488,184
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | PRC | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances			236,843,121				251,487,461
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | PRC | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances			723				723
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | HKSAR
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances			10,823,893				960,229
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Renminbi ("RMB")
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances							1
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Hong Kong Dollar
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances			20,873				263,216
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in U.S. Dollar ("USD")
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances			10,502,056				¥ 697,012
Cash, cash equivalents and restricted cash | Credit concentration risk, customers or financial institutions | HKSAR | Denominated in Great Britain Pound
Significant Concentrations and Risks
Total cash, cash equivalents and restricted cash balances			¥ 300,964